Income Taxes Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Oct. 24, 2014	Dec. 31, 2013
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards	$ 423	$ 585	$ 376	$ 1,759
Effective Income Tax Rate Reconciliation, Percent	35.00%
Tax Credit Carryforward, Name [Domain]
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards		20
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	$ 13	12
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	8	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	5	9
Non current deferred tax asset - amortization	24	43
Non current deferred tax asset - Depreciation	0	0
Non current deferred tax asset - Pension	134	128
Non current deferred tax asset - Net operating losses	24	87
Non current deferred tax asset - Branch accounting future credits	29	26
Non current deferred tax asset - Reserves	5	7
Non current deferred tax asset - Deferred interest deductions	0	0
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	7	10
Non current deferred tax asset - Other	0	1
Deferred Tax Assets, Gross	266	344
Deferred Tax Assets, Net of Valuation Allowance	160	101
Current deferred tax liability - Inventory	0	0
Current deferred tax liability - Provision for expenses related to timing	0	0
Non current deferred tax liability - Amortization	0	0
Non current deferred tax liability - Depreciation	160	101
Non current deferred tax liability - Other	0	0
Deferred Tax Liabilities, Gross	160	101
Deferred taxes, net	0	0
Deferred Tax Assets, Unrealized Currency Losses	17	19
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	4	3
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	4	6
Non current deferred tax asset - amortization	0	19
Non current deferred tax asset - Depreciation	18	2
Non current deferred tax asset - Pension	47	37
Non current deferred tax asset - Net operating losses	124	103
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	0	0
Non current deferred tax asset - Deferred interest deductions	60	65
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	0	0
Non current deferred tax asset - Other	15	2
Deferred Tax Assets, Gross	277	240
Deferred Tax Assets, Net of Valuation Allowance	74	64
Current deferred tax liability - Inventory	9	6
Current deferred tax liability - Provision for expenses related to timing	2	1
Non current deferred tax liability - Amortization	48	38
Non current deferred tax liability - Depreciation	58	65
Non current deferred tax liability - Other	26	15
Deferred Tax Liabilities, Gross	143	125
Deferred taxes, net	(69)	$ (61)
Deferred Tax Assets, Unrealized Currency Losses	$ 1			$ 3